Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013
Payments Due by Period, Total	$ 107,551
Payments Due by Period, Less than 1-year	93,645
Payments Due by Period, 2-year	2,318
Payments Due by Period, 3-year	2,318
Payments Due by Period, 4-year	2,318
Payments Due by Period, 5-year	2,318
Payments Due by Period, More than 5-years	4,634
Service Fee To Manager [Member]
Payments Due by Period, Total	8,179
Payments Due by Period, Less than 1-year	1,635
Payments Due by Period, 2-year	1,635
Payments Due by Period, 3-year	1,635
Payments Due by Period, 4-year	1,635
Payments Due by Period, 5-year	1,635
Payments Due by Period, More than 5-years	4
Management Fee To Manager [Member]
Payments Due by Period, Total	9,184
Payments Due by Period, Less than 1-year	1,822
Payments Due by Period, 2-year	683
Payments Due by Period, 3-year	683
Payments Due by Period, 4-year	683
Payments Due by Period, 5-year	683
Payments Due by Period, More than 5-years	4,630
Debt [Member]
Payments Due by Period, Total	88,946
Payments Due by Period, Less than 1-year	88,946
Payments Due by Period, 2-year	0
Payments Due by Period, 3-year	0
Payments Due by Period, 4-year	0
Payments Due by Period, 5-year	0
Payments Due by Period, More than 5-years	0
Interest on Variable Rate Debt [Member]
Payments Due by Period, Total	1,242
Payments Due by Period, Less than 1-year	1,242
Payments Due by Period, 2-year	0
Payments Due by Period, 3-year	0
Payments Due by Period, 4-year	0
Payments Due by Period, 5-year	0
Payments Due by Period, More than 5-years	$ 0